NOTE D—BANK LOAN PAYABLE (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Bank loan interest rate	5.05		5.05
Interest expense	$ 22,418	$ 22,583	$ 29,537	$ 22,031
Principal balance	564,403		558,801	589,982
Net book value	$ 1,024,964		$ 999,710	$ 1,012,769